RESTRICTED CASH	12 Months Ended
Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and Cash Equivalents Disclosure [Text Block]
Restricted cash does not include cash balances of $49.6 million (2015: $40.3 million), which are required to be maintained by the financial covenants in our loan facilities, or cash balances of $26.0 million (2015: $28.0 million), which are required to be maintained by our vessel leasing agreements with Ship Finance, as these amounts are included in "Cash and cash equivalents".